Commitments and Contingencies (Details Narrative) - USD ($)												1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 13, 2020	Mar. 10, 2020	Feb. 21, 2020	Jan. 27, 2020	Dec. 16, 2019	Jan. 18, 2017	Jul. 21, 2016	Aug. 18, 2015	Oct. 15, 2014	Jun. 25, 2012	Jun. 30, 2011	Jun. 30, 2020	Jun. 30, 2020	May 05, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Mar. 31, 2021	Oct. 31, 2020	Apr. 05, 2018
Payment of past due invoice				$ 103,890
Late fee				3,631
Value of seeking amount				$ 100,259			$ 146,082
Percentage of outstanding unpaid invoices				1.50%
Accounts payable																			$ 198,550	$ 198,550				$ 124,025
Attorneys' fees and costs							$ 47,937
Accrued interest percentage													4.50%	4.50%			4.50%		4.50%
Accrued interest													$ 20,736	$ 20,736			$ 20,736			$ 62,267
Due and payable investment banking services								$ 225,000
Option grant to purchase																	122,690,982			348,827
Debt instrument maturity date											Jun. 25, 2013
Principal cash obligations and commitments																			$ 995,900
March 31st and September 30th [Member]
Bonus guaranteed													150,000	150,000			$ 150,000
Subsequent Event [Member]
Payment of past due invoice			$ 103,890
Late fee			3,631
Value of seeking amount			$ 100,259
Percentage of outstanding unpaid invoices			1.50%
Bonus guaranteed																						$ 200,000	$ 200,000
Board of Directors [Member]
Accrued fees													49,525		$ 0
Board of Directors [Member] | Subsequent Event [Member]
Option grant to purchase	16,000,000
Debt instrument maturity date	Jul. 31, 2025
Common stock, description	In addition, on July 31, 2020, the Board of Directors granted Mr. Jones a discretionary bonus that was a grant of an option to purchase 16,000,000 shares of common stock expiring on July 31, 2025 at an exercise price equal to the closing price of the Company's common stock on July 31, 2020 of $0.0072, 25% of which vested immediately and 25% of which will vest on each of September 30, 2020, December 31, 2020 and March 31, 2021. Upon commencement of Mr. Jones' employment agreement on May 6, 2020, Mr. Jones was no longer eligible to receive fees for his participation as a member of the Board of Directors. From January 1, 2020 to January 27, 2020, while Mr. Jones was an advisor to the Company's Board of Directors, the Company accrued $3,484 for Mr. Jones' advisory fees. From January 28, 2020 to May 5, 2020, the Company accrued $16,734 of fees for Mr. Jones' participation as a member of the Board of Directors and $0 thereafter. From May 6, 2020 to June 30, 2020, the Company accrued $49,525 for Mr. Jones' compensation and related benefits. These amounts are included in accounts payable and accrued expenses and in accrued compensation in the Company's Condensed Consolidated Balance Sheet as of June 30, 2020.
Mr. Jones [Member]
Monthly cash fee																	1,200
Increase in working capital													10,000,000	10,000,000			$ 10,000,000
Option grant to purchase																	1,000,000
Health plan for employees expense																	$ 1,000
Tax equalized																	12,000
Accrued fees					$ 3,484										$ 16,734
Dr. Arnold S.Lippa [Member]
Cash compensation expense														84,900		$ 84,900	169,800	$ 169,800	339,600	$ 339,600
Base salary									$ 300,000
Health plan for employees expense	$ 1,200								1,200
Maximum health coverage amount per month	1,000								1,000
Accrued compensation and benefits		$ 600,000
Dr. Arnold S.Lippa [Member] | Series H Preferred Stock [Member]
Accrued compensation and benefits, shares		600
Mr Margolis [Member]
Monthly cash fee																	1,000
Base salary									300,000
Health plan for employees expense									1,200
Maximum health coverage amount per month									$ 1,000
Accrued compensation and benefits		$ 500,000
Mr Margolis [Member] | Series H Preferred Stock [Member]
Accrued compensation and benefits, shares		500
Dr. Lippa and Mr. Margolis [Member]
Net proceeds from offering cost																	2,000,000		2,000,000
Bausch Health Companies Inc [Member] | Maximum [Member]
Acquisition of potential future payment												$ 15,150,000
Receive additional payments net sales												$ 15,000,000
Consulting Agreement [Member] | DNA Healthlink, Inc [Member] | Richard Purcell [Member]
Monthly cash fee										$ 12,500
Cash compensation expense																	37,500	75,000	150,000	150,000
Employment Agreements [Member] | Subsequent Event [Member]
Increase in working capital																					$ 10,000,000
Base salary	300,000
Employment Agreements [Member] | Subsequent Event [Member] | Maximum [Member]
Base salary	300,000
Employment Agreements [Member] | Board of Directors [Member] | Subsequent Event [Member]
Increase in working capital	2,500,000
Employment Agreements [Member] | Mr. Jones [Member] | Subsequent Event [Member]
Base salary	$ 375,000
Recurring Cash Compensation Accrued Pursuant Amended Agreement [Member]
Cash compensation expense														80,400		$ 80,400	$ 169,800	$ 169,800	$ 321,600	321,600
University of Illinois 2014 Exclusive License Agreement [Member]
Percentage of royalty on net sale																	4.00%		4.00%
Percentage of payment on sub licensee revenue																	12.50%		12.50%
Minimum annual royalty payment amount																	$ 100,000		$ 100,000
Royalty due date																	Jun. 30, 2020		Jun. 30, 2020
Minimum annual royalty increase																	$ 150,000		$ 150,000
Charge to operations with royalty obligation																	2,289,770		100,000	$ 100,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Five Days After Dosing of First Patient Phase Three Human Clinical Trial [Member]
Payment for sale of product																	350,000		350,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Five Days After First New Drug Application Filing [Member]
Payment for sale of product																	500,000		500,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Twelve Months of First Commercial Sale Member [Member]
Payment for sale of product																	1,000,000		1,000,000
University of Illinois 2014 Exclusive License Agreement [Member] | Maximum [Member] | First Sale of Product [Member]
Minimum annual royalty payment amount																	200,000		200,000
Charge to operations with royalty obligation																	25,000
University of Illinois 2014 Exclusive License Agreement [Member] | Maximum [Member] | First Commercial Sale of Product [Member]
Minimum annual royalty payment amount																	250,000		250,000
Charge to operations with royalty obligation																	25,000
Vendor [Member]
Payment of past due invoice						$ 103,890
Late fee						$ 3,631
Accounts payable													$ 99,959	$ 99,959			$ 99,959		$ 99,959